Intangible Assets and Goodwill	12 Months Ended
Jun. 30, 2012
Intangible Assets and Goodwill

Note 3 – Intangible Assets and Goodwill

The primary components of the intangible assets reported in continuing operations and the related amortization expense follows:

(in millions)	Gross	Accumulated Amortization	Net Book Value
2012
Intangible assets subject to amortization
Trademarks	$ 31	$ 2	$ 29
Customer relationships	72	44	28
Computer software	128	100	28
Other contractual agreements	3	–	3
	$234	$146	88
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$132

(in millions)	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$ 31	$ –	$ 31
Customer relationships	72	42	30
Computer software	137	87	50
Other contractual agreements	3	–	3
	$243	$129	114
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$158

The year-over-year change in the value of trademarks and brand names and customer relationships is primarily due to the impact of amortization during the year. In 2011, the North American Retail segment acquired Aidells, a gourmet sausage company, which created $31 million of trademarks and brand names, $30 million of customer relationships and $3 million of other contractual agreements. The amortization expense reported in continuing operations for intangible assets subject to amortization was $21 million in 2012, $31 million in 2011 and $25 million in 2010. The estimated amortization expense for the next five years, assuming no change in the estimated useful lives of identifiable intangible assets or changes in foreign exchange rates, is as follows: $12 million in 2013, $11 million in 2014, $11 million in 2015, $10 million in 2016 and $4 million in 2017. At June 30, 2012, the weighted average remaining useful life for trademarks is 19 years; customer relationships is 14 years; computer software is 4 years; and other contractual agreements is 9 years.

Goodwill In May 2011, the North American Retail segment acquired Aidells, a gourmet sausage company, for $87 million and recognized $36 million of goodwill.

The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2012 and 2011 are as follows:

(in millions)	Retail	Foodservice/ Other	Total
Net book value at July 3, 2010
Gross goodwill	$103	$622	$725
Accumulated impairment losses	–	(382)	(382)
Net goodwill	103	240	343
Acquisitions	36	–	36
Held for disposal	–	(31)	(31)
Net book value at July 2, 2011
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	139	209	348
Net book value at June 30, 2012
Gross goodwill	139	591	730
Accumulated impairment losses	–	(382)	(382)
Net goodwill	$139	209	348